GOVERNMENT GRANTS (Narrative) (Details)	Mar. 31, 2026 CAD ($)
Government of Canada Contract [Member] | Triera Biosciences Ltd [Member]
Disclosure of transactions between related parties [line items]
Maximum amount of government grant awarded	$ 1,100,000
Critical Minerals Innovation Fund [Member]
Disclosure of transactions between related parties [line items]
Maximum amount of government grant awarded	500,000
NRCan [Member]
Disclosure of transactions between related parties [line items]
Maximum amount of government grant awarded	1,550,000
Total budget cost	$ 2,100,000